Leasing Activities	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure
Leasing Activity
Future minimum rents due to us under non-cancelable operating leases at December 31, 2013 are as follows (in thousands):

Year	Amount
2014	$703,876
2015	689,296
2016	621,198
2017	545,905
2018	462,986
Thereafter	1,885,474
$4,908,735

In addition to minimum rents, certain leases require reimbursements of specified operating expenses that amounted to $196.3 million, $174.2 million and $190.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.